As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.
DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 98.9%
Aerospace & Defense: 8.2%
281,000	Airbus Group NV - ADR	$5,043,950
11,875	Precision Castparts Corp.	3,001,525
149,925	Safran SA - ADR	2,584,707
		$10,630,182
Beverages: 2.4%
44,325	Monster Beverage Corp. *	3,078,371
Biotechnology: 15.4%
29,900	Alexion Pharmaceuticals, Inc. *	4,548,687
11,400	Biogen Idec, Inc. *	3,486,918
56,200	Celgene Corp. *	7,845,520
13,625	Regeneron Pharmaceuticals, Inc. *	4,091,315
		19,972,440
Capital Markets: 6.7%
15,275	BlackRock, Inc.	4,803,682
103,375	Invesco, Ltd.	3,824,875
		8,628,557
Chemicals: 6.3%
22,775	Ecolab, Inc.	2,459,472
49,875	Monsanto Co.	5,674,279
		8,133,751
Health Care Equipment & Supplies: 3.6%
10,700	Intuitive Surgical, Inc. *	4,686,493
Hotels, Restaurants & Leisure: 14.1%
47,800	Las Vegas Sands Corp.	3,861,284
68,225	Starbucks Corp.	5,006,351
19,475	Wynn Resorts, Ltd.	4,326,371
67,450	Yum! Brands, Inc.	5,085,055
		18,279,061
Internet & Catalog Retail: 4.0%
4,330	Priceline Group, Inc. *	5,160,884
Internet Software & Services: 11.2%
77,100	eBay, Inc. *	4,259,004
5,025	Google, Inc. - Class A *	5,600,413
68,225	Tencent Holdings, Ltd. - ADR	4,714,347
		14,573,764
IT Services: 11.0%
113,350	Cognizant Technology Solutions Corp. - Class A *	5,736,644
50,650	MasterCard, Inc. - Class A	3,783,555
21,850	Visa, Inc. - Class A	4,716,541
		14,236,740
Media: 7.0%
52,550	Discovery Communications, Inc. - Class A *	4,345,885
72,025	Time Warner, Inc.	4,705,393
		9,051,278

Multiline Retail: 3.9%
91,350	Dollar General Corp. *	$5,068,098
Specialty Retail: 2.5%
52,725	TJX Cos, Inc.	3,197,771
Textiles, Apparel & Luxury Goods: 2.6%
107,650	Swatch Group AG - ADR	3,369,445
TOTAL COMMON STOCKS
(Cost $103,120,390)		128,066,835
SHORT-TERM INVESTMENT: 0.5%
679,009	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% 1	679,009
TOTAL SHORT-TERM INVESTMENT
(Cost $679,009)		679,009
TOTAL INVESTMENTS IN SECURITIES: 99.4%
(Cost $103,799,399)		128,745,844
Other Assets in Excess of Liabilities: 0.6%		720,593
TOTAL NET ASSETS: 100.0%		$129,466,437

* Non-income producing security.
ADR American Depositary Receipt
1 Annualized seven-day yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments		$104,001,669
Gross unrealized appreciation		25,697,305
Gross unrealized depreciation		(953,130)
Net unrealized appreciation		$24,744,175

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$128,066,835	$-	$-	$128,066,835

Short-Term Investment	679,009	-	-	679,009
	$128,745,844	$-	$-	$128,745,844

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or
3 during the nine months ended March 31, 2014.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.4%
Aerospace & Defense: 7.8%
2,525	Airbus Group NV	$180,852
2,830	Safran SA	196,069
		376,921
Banks: 3.0%
3,525	HDFC Bank, Ltd. - ADR	144,631
Beverages: 1.9%
1,335	Monster Beverage Corp. *	92,716
Biotechnology: 13.3%
725	Alexion Pharmaceuticals, Inc. *	110,294
380	Biogen Idec, Inc. *	116,231
2,060	Celgene Corp. *	287,576
415	Regeneron Pharmaceuticals, Inc. *	124,616
		638,717
Capital Markets: 7.8%
457	BlackRock, Inc.	143,717
2,540	Invesco, Ltd.	93,980
485	Partners Group Holding AG	136,275
		373,972
Chemicals: 3.2%
1,355	Monsanto Co.	154,158
Electronic Equipment, Instruments & Components: 2.8%
3,980	Hexagon AB - Class B	135,223
Food & Staples Retailing: 1.9%
2,400	Seven & I Holdings Co., Ltd.	91,708
Gas Utilities: 1.9%
28,000	China Resources Gas Group, Ltd.	89,164
Health Care Equipment & Supplies: 0.7%
2,430	Elekta AB - Class B	32,382
Hotels, Restaurants & Leisure: 12.5%
15,600	Sands China, Ltd.	116,550
2,130	Starbucks Corp.	156,300
42,800	Wynn Macau, Ltd.	177,678
1,995	Yum! Brands, Inc.	150,403
		600,931
Industrial Conglomerates: 5.6%
9,500	Beijing Enterprises Holdings, Ltd.	85,122
14,000	Hutchison Whampoa, Ltd.	185,367
		270,489
Internet & Catalog Retail: 3.0%
123	Priceline Group, Inc. *	146,602
Internet Software & Services: 9.6%
175	Google, Inc. - Class A *	195,039
2,465	Tencent Holdings, Ltd.	171,452
3,125	Yandex NV - Class A *	94,344
		460,835

IT Services: 9.2%
625	Cap Gemini SA	$47,314
3,330	Cognizant Technology Solutions Corp. - Class A *	168,531
1,440	MasterCard, Inc. - Class A	107,568
550	Visa, Inc. - Class A	118,723
		442,136
Media: 2.5%
1,870	Time Warner, Inc.	122,167
Multiline Retail: 3.6%
1,580	Dollar General Corp. *	87,658
790	Next PLC	86,925
		174,583
Pharmaceuticals: 0.7%
425	UCB SA	34,029
Professional Services: 2.0%
1,195	DKSH Holding AG	95,027
Specialty Retail: 1.8%
53,600	Chow Tai Fook Jewellery Group, Ltd.	84,444
Textiles, Apparel & Luxury Goods: 4.6%
535	LVMH Moet Hennessy Louis Vuitton SA	97,253
196	Swatch Group AG	122,826
		220,079
TOTAL COMMON STOCKS
(Cost $4,203,293)		4,780,914
SHORT-TERM INVESTMENT: 0.3%
15,375	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% 1	15,375
TOTAL SHORT-TERM INVESTMENT
(Cost $15,375)		15,375
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $4,218,668)		4,796,289
Other Assets in Excess of Liabilities: 0.3%		14,411
TOTAL NET ASSETS: 100.0%		$4,810,700

* Non-income producing security.
ADR American Depositary Receipt
1 Annualized seven-day yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments		$4,218,884
Gross unrealized appreciation		643,878
Gross unrealized depreciation		(66,473)
Net unrealized appreciation		$577,405

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$4,780,914	$-	$-	$4,780,914

Short-Term Investment	15,375	-	-	15,375
	$4,796,289	$-	$-	$4,796,289

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or
3 during the nine months ended March 31, 2014.

DSM Small-Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 100.7%
Aerospace & Defense: 7.9%
1,695	B/E Aerospace, Inc. *	$147,109
3,320	Hexcel Corp. *	144,553
21,595	Zodiac Aerospace - ADR	152,685
		444,347
Automobiles: 1.0%
820	Harley Davidson, Inc.	54,620
Beverages: 2.1%
1,725	Monster Beverage Corp. *	119,801
Biotechnology: 7.6%
3,760	Aegerion Pharmaceuticals, Inc. *	173,411
8,480	NPS Pharmaceuticals, Inc. *	253,807
		427,218
Capital Markets: 13.2%
1,025	Affiliated Managers Group, Inc. *	205,051
2,190	Artisan Partners Asset Management, Inc. - Class A	140,708
14,600	Julius Baer Group, Ltd. - ADR	128,772
2,010	LPL Financial Holdings, Inc.	105,605
2,220	Waddell & Reed Financial, Inc. - Class A	163,436
		743,572
Communications Equipment: 3.0%
9,500	RADWARE, Ltd. *	167,960
Electronic Equipment & Instruments: 3.4%
2,680	IPG Photonics Corp. *	190,494
Energy Equipment & Services: 2.3%
1,835	Oceaneering International, Inc.	131,863
Hotels, Restaurants & Leisure: 6.9%
6,560	Bloomin' Brands, Inc. *	158,096
2,820	Cheesecake Factory, Inc.	134,317
3,100	Home Inns & Hotels Management, Inc. - ADR *	100,099
		392,512
Internet & Catalog Retail: 2.2%
2,110	HSN, Inc.	126,030
Internet Software & Services: 8.1%
1,835	SouFun Holdings, Ltd. - ADR	125,551
5,445	Yandex NV - Class A *	164,384
2,185	YY, Inc. - ADR *	166,847
		456,782
IT Services: 8.1%
4,625	Cardtronics, Inc. *	179,681
3,280	EPAM Systems, Inc. *	107,912
1,925	Syntel, Inc. *	173,058
		460,651
Leisure Equipment & Products: 1.7%
680	Polaris Industries, Inc.	95,003

Media: 5.5%
2,355	AMC Networks, Inc. - Class A *	$172,127
8,165	Interpublic Group of Companies, Inc.	139,948
		312,075
Metals & Mining: 3.5%
2,965	Carpenter Technology Corp.	195,809
Pharmaceuticals: 4.5%
1,960	Salix Pharmaceuticals, Ltd. *	203,076
1,355	UCB SA - ADR	54,152
		257,228
Software: 5.7%
11,925	Cadence Design Systems, Inc. *	185,315
3,205	SolarWinds, Inc. *	136,629
		321,944
Specialty Retail: 11.6%
3,070	Dick's Sporting Goods, Inc.	167,653
2,565	Foot Locker, Inc.	120,504
3,630	GNC Holdings, Inc. - Class A	159,792
3,980	Sally Beauty Holdings, Inc. *	109,052
1,035	Ulta Salon Cosmetics & Fragrance, Inc. *	100,892
		657,893
Textiles, Apparel & Luxury Goods: 2.4%
2,990	Movado Group, Inc.	136,194
TOTAL COMMON STOCKS
(Cost $5,236,508)		5,691,996
TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $5,236,508)		5,691,996
Liabilities in Excess of Other Assets: (0.7)%		(42,258)
TOTAL NET ASSETS: 100.0%		$5,649,738

* Non-income producing security.
ADR American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments		$5,236,508
Gross unrealized appreciation		656,558
Gross unrealized depreciation		(201,070)
Net unrealized appreciation		$455,488

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014.

	Level 1	Level 2		Level 3	Total

Common Stocks ^	$5,485,159	$206,837	*	$-	$5,691,996
	$5,485,159	$206,837		$-	$5,691,996

^ See Schedule of Investments for industry breakouts.

* Level 2 common stocks by industry are as follows:
Aerospace & Defense - $152,685
Pharmaceuticals - $54,152

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or
3 during the nine months ended March 31, 2014.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 100.0%
Aerospace & Defense: 8.0%
2,205	Airbus Group NV	$157,932
2,575	Safran SA	178,402
		336,334
Banks: 4.3%
17,735	HSBC Holdings PLC	179,618
Beverages: 2.5%
1,515	Monster Beverage Corp. *	105,217
Biotechnology: 6.0%
1,815	Celgene Corp. *	253,374
Capital Markets: 16.4%
510	BlackRock, Inc.	160,385
3,585	IGM Financial, Inc.	169,083
2,145	Invesco, Ltd.	79,365
2,035	Julius Baer Group, Ltd.	90,304
690	Partners Group Holding AG	193,876
		693,013
Chemicals: 6.7%
1,515	Monsanto Co.	172,362
298	Syngenta AG	112,687
		285,049
Health Care Equipment & Supplies: 3.6%
3,970	Abbott Laboratories	152,885
Hotels, Restaurants & Leisure: 15.0%
19,200	Sands China, Ltd.	143,446
1,985	Starbucks Corp.	145,659
44,000	Wynn Macau, Ltd.	182,660
2,120	Yum! Brands, Inc.	159,827
		631,592
Industrial Conglomerates: 4.1%
13,000	Hutchison Whampoa, Ltd.	172,127
Internet & Catalog Retail: 2.8%
98	Priceline Group, Inc. *	116,805
Internet Software & Services: 7.1%
144	Google, Inc. - Class A *	160,489
2,000	Tencent Holdings, Ltd.	139,109
		299,598
IT Services: 5.0%
550	Cap Gemini SA	41,636
3,350	Cognizant Technology Solutions Corp. - Class A *	169,544
		211,180
Media: 7.6%
2,320	Omnicom Group, Inc.	168,432
2,350	Time Warner, Inc.	153,525
		321,957

Multiline Retail: 2.4%
925	Next PLC	$101,779
Pharmaceuticals: 0.7%
375	UCB SA	30,026
Professional Services: 3.1%
54	SGS SA	133,099
Textiles, Apparel & Luxury Goods: 4.7%
475	LVMH Moet Hennessy Louis Vuitton SA	86,346
176	Swatch Group AG	110,293
		196,639
TOTAL COMMON STOCKS
(Cost $4,179,022)		4,220,292
SHORT-TERM INVESTMENT: 0.6%
26,790	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% 1	26,790
TOTAL SHORT-TERM INVESTMENT
(Cost $26,790)		26,790
TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $4,205,812)		4,247,082
Liabilities in Excess of Other Assets: (0.6)%		(26,168)
TOTAL NET ASSETS: 100.0%		$4,220,914

* Non-income producing security.
1 Annualized seven-day yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments		$4,205,812
Gross unrealized appreciation		156,596
Gross unrealized depreciation		(115,326)
Net unrealized appreciation		$41,270

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$4,220,292	$-	$-	$4,220,292

Short-Term Investment	26,790	-	-	26,790
	$4,247,082	$-	$-	$4,247,082

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or
3 during the nine months ended March 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date           5/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Elaine E. Richards
                  Elaine E. Richards, President

Date           5/20/2014

By (Signature and Title)*                /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date           5/20/2014

* Print the name and title of each signing officer under his or her signature.